Goodwill (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [Table Text Block]
The following table presents the changes in goodwill during the years ended March 31, 2025 and 2024:

	As of March 31,
	2025		2024
Opening balance, gross	Rs.	21,201	Rs.	21,193
Goodwill arising on business combinations (1)		7,377		-
Effect of translation adjustments		180		8
Impairment loss (2)		(16,948)		(16,948)
Closing balance	Rs.	11,810	Rs.	4,253
(1)	Refer to Note 36 of these consolidated financial statements for details regarding goodwill arising on business combinations.
(2)	The impairment loss of Rs.16,948 includes the following:

•
Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010.

Disclosure of Information for Cash generating Units [Table Text Block]
The carrying amount of goodwill (other than those arising upon investment in a joint venture) was allocated to the cash generating units as follows:

	As of March 31,
	2025		2024
PSAI-Active Pharmaceutical Operations	Rs.	997	Rs.	997
Global Generics-Complex Injectables		1,526		1,489
Global Generics-North America Operations		631		631
Global Generics-Branded Formulations (1)		1,229		1,022
Global Generics-Consumer Healthcare Business (1)		7,313		-
Others		114		114
	Rs.	11,810	Rs.	4,253

(1)	Refer to Note 36 of these consolidated financial statements for details regarding goodwill arising on business combinations.